INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal
Deferred			$ (84,534)	$ (413)
Change in valuation allowance			84,534	$ 413
Income Tax Expense (Benefit), Total	$ 88,644	$ 93,016
Net operating loss carryovers			147,184
Change in valuation allowance excluding unrealized portion			$ 84,534